Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 33,185	$ 26,978
Add (deduct) non-cash items:
(Gain) Loss on investments	1,883	(5,109)
Stock-based compensation	3,650	4,517
Depreciation and amortization of property, equipment and intangible assets	4,552	4,052
Deferred income tax expense	4,034	4,681
Current income tax expense	7,971	3,003
Other items	(1,291)	1,015
Income taxes paid	(7,838)	(795)
Changes in:
Fees receivable	8,398	(12,899)
Other assets	2,294	(2,971)
Accounts payable, accrued liabilities and compensation payable	(5,592)	3,767
Cash provided by (used in) operating activities	51,246	26,239
Investing activities
Purchase of investments	(15,225)	(23,634)
Sale of investments	35,843	19,728
Purchase of property and equipment	(693)	(686)
Management contract consideration	(40,559)	(12,500)
Cash provided by (used in) investing activities	(20,634)	(17,092)
Financing activities
Acquisition of common shares for equity incentive plan	(10,201)	(2,514)
Acquisition of common shares under normal course issuer bid	0	(2,024)
Cash received on exercise of stock options	0	2,504
Repayment of lease liabilities	(1,969)	(1,904)
Contributions from non-controlling interests	892	3,518
Net advances from loan facility	12,652	1,074
Dividends paid	(25,562)	(23,095)
Cash provided by (used in) financing activities	(24,188)	(22,441)
Effect of foreign exchange on cash balances	(725)	2,652
Net increase (decrease) in cash and cash equivalents during the period	5,699	(10,642)
Cash and cash equivalents, beginning of the period	44,106	54,748
Cash and cash equivalents, end of the period	49,805	44,106
Cash and cash equivalents:
Cash	44,087	43,901
Short-term deposits	5,718	205
Total cash and cash equivalents	$ 49,805	$ 44,106